Taxes on Income	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 24: TAXES ON INCOME

The Company is an Israeli company for tax purposes and as such, subject to Israeli taxes. Subsidiary entities are generally subject to taxes in the jurisdictions where they are located or have the majority of operations and management control, therefore income taxes are calculated as if the Company filed separate income tax returns. The following tax rates were applicable to the individual entities based on the country of their organization:

●	Israel corporate income tax rate - 23 percent in 2023, 2022 and 2021

●	United States federal weighted tax rate - 21 percent in 2023, 2022 and 2021 (30.8 percent state weighted tax rate)

●	Gibraltar tax rate - 12.5 percent in 2023, 2022 and after July 31, 2021, 10 percent before August 1, 2021.

a.	Tax assessments:

INX, ILSB and Midgard are subject to the tax assessment evaluation by the Israeli Tax Authority. After the receipt of such tax assessment the entity is no longer subject to the tax examination by the tax authority. The Company’s subsidiary, ILSB received the final tax assessment through 2017 tax year, whereas, Midgard and INX, has not received the final tax assessment since its incorporation.

b.	Carryforward losses for tax purposes and other temporary differences:

Carryforward operating tax losses of the Group total approximately $67,137 as of December 31, 2023. Deferred tax assets relating to these losses and to other deductible temporary differences were not recognized because their utilization in the foreseeable future is not probable.

c.	Theoretical tax:

As the Company and its subsidiaries incurred operating losses during the years ended December 31, 2023, 2022 and 2021 for which deferred income taxes were not recorded, as mentioned above in Note 24b, the reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in the statement of income were taxed at the statutory tax rate, and the taxes on income recorded in profit or loss, does not provide significant information and therefore is not presented.

During years ended December 31, 2023, 2022 and 2021, the Company recognized income tax expense of $205, $119 and $0, respectively.